Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ (6,460)	$ 2,742	$ 9,167
Deferred	(3,713)	(5,614)	5,239
Income tax (expense) recovery	$ (10,173)	$ (2,872)	$ 14,406